Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
The company's share of the (loss) income from equity method investments was $(6) million, $(3) million and $17 million in 2011, 2010 and 2009, respectively, and its investment in these affiliates totaled $17 million and $19 million at December 31, 2011 and 2010, respectively. The company did not have undistributed earnings from its equity method investments at December 31, 2011 and 2010. The company's carrying value of equity method investments was approximately $1 million less than the company's proportionate share of the investees' underlying net assets at both December 31, 2011 and 2010. The amount associated with the property, plant and equipment of the underlying investees was not significant.
Summarized financial information for the company's equity method investments is as follows:

	Years ended December 31,
(In thousands)	2011	2010	2009
Revenue	$43,287	$128,166	$567,739
Gross profit	11,530	23,617	88,562
Net (loss) income[1]	(12,824)	(8,114)	33,823
	December 31,
(In thousands)	2011	2010
Current assets	$7,529	$7,888
Total assets	48,998	55,828
Current liabilities	6,609	9,316
Total liabilities	8,397	11,207

[1]	2010 includes approximately $2 million of net income related to Coast Citrus Distributors that was sold in 2010.
The company's primary equity method investments were: the Danone JV, which was formed in May 2010; Coast Citrus Distributors, which was sold in April 2010; and the Asia JV, which was sold in August 2009. See further discussion in Note 20. The company's fourth quarter assessment of the investment in the Danone JV indicated no impairment.
There were no sales by Chiquita to equity method investees for year ended December 31, 2011, however, sales by Chiquita to equity method investees were approximately $13 million and $35 million in the years ended December 31, 2010 and 2009, respectively. No purchases were made by the company from equity method investees in the year ended December 31, 2011 and 2010. Purchases by the company from equity method investees were $10 million in the year ended December 31, 2009.